Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS MUNICIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000878092
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 05, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 05, 2012
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMUAX
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMUBX
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMUCX
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBIX
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRMBX